Earn-Out Shares - Summary of Estimated Fair Value of Earn-Out Shares (Detail) - Earn-Out Shares [Member]	Dec. 31, 2022 yr shares
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | shares	10.69
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.15
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.048
Forecast period (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | yr	0.6
Cost of equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.20